RESTRICTED CASH (Tables)	12 Months Ended
Mar. 31, 2022
RESTRICTED CASH
Summary of restricted cash

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Funds held as collateral	100,602	100,501
Funds held at PCs	675,949	487,540
	776,551	588,041